SUBSIDIARIES - Schedule of Composition Of Accumulated Non-Controlling Interest (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of subsidiaries [line items]
Equity	$ 166,636	$ 166,194	$ 161,645
Mantiqueira [Member] | Infrastructure
Disclosure of subsidiaries [line items]
Percentage of interests acquired			100.00%
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	$ 120,065	$ 118,308	$ 115,049